Quarterly Holdings Report
for

Fidelity® Women's Leadership Fund

July 31, 2019

WLF-QTLY-0919
1.9893108.100

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
COMMUNICATION SERVICES - 7.5%
Entertainment - 4.3%
Electronic Arts, Inc. (a)	631	$58,368
Netflix, Inc. (a)	225	72,673
The Walt Disney Co.	2,046	292,598
Zynga, Inc. (a)	10,521	67,124
		490,763
Interactive Media & Services - 2.7%
Alphabet, Inc. Class A (a)	110	134,002
Facebook, Inc. Class A (a)	751	145,867
Match Group, Inc.	299	22,512
		302,381
Media - 0.5%
The New York Times Co. Class A	1,735	61,905

TOTAL COMMUNICATION SERVICES		855,049

CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.1%
Linamar Corp.	404	13,683
Automobiles - 1.3%
General Motors Co.	3,650	147,241
Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc. (a)	586	89,113
Weight Watchers International, Inc. (a)	871	18,857
		107,970
Hotels, Restaurants & Leisure - 1.6%
Marriott International, Inc. Class A	679	94,422
Starbucks Corp.	958	90,713
		185,135
Household Durables - 0.7%
Taylor Morrison Home Corp. (a)	3,652	82,243
Internet & Direct Marketing Retail - 1.8%
Amazon.com, Inc. (a)	44	82,138
Etsy, Inc. (a)	1,598	107,098
The RealReal, Inc.	545	13,380
		202,616
Specialty Retail - 6.8%
Bed Bath & Beyond, Inc.	2,087	20,265
Best Buy Co., Inc.	1,709	130,790
Burlington Stores, Inc. (a)	268	48,441
Lowe's Companies, Inc.	914	92,680
Ross Stores, Inc.	471	49,940
The Home Depot, Inc.	569	121,590
TJX Companies, Inc.	1,262	68,855
Ulta Beauty, Inc. (a)	404	141,097
Williams-Sonoma, Inc.	1,451	96,753
		770,411
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc.	1,272	39,343

TOTAL CONSUMER DISCRETIONARY		1,548,642

CONSUMER STAPLES - 3.9%
Food Products - 2.7%
Danone SA	1,309	113,533
The Hershey Co.	1,267	192,255
		305,788
Personal Products - 1.2%
Shiseido Co. Ltd.	542	39,883
Unilever NV	1,716	99,466
		139,349

TOTAL CONSUMER STAPLES		445,137

ENERGY - 2.7%
Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co. Class A	2,195	55,731
Oil, Gas & Consumable Fuels - 2.2%
Chevron Corp.	919	113,138
Nine Energy Service, Inc. (a)	503	6,474
Occidental Petroleum Corp.	1,523	78,221
Valero Energy Corp.	582	49,616
		247,449

TOTAL ENERGY		303,180

FINANCIALS - 14.9%
Banks - 6.6%
Bank of America Corp.	6,753	207,182
CIT Group, Inc.	653	33,009
Citigroup, Inc.	1,652	117,556
First Horizon National Corp.	4,042	66,289
JPMorgan Chase & Co.	1,456	168,896
KeyCorp	8,627	158,478
		751,410
Capital Markets - 4.0%
Morgan Stanley	1,532	68,266
Morningstar, Inc.	622	94,532
MSCI, Inc.	499	113,393
The NASDAQ OMX Group, Inc.	1,798	173,273
		449,464
Consumer Finance - 1.4%
Synchrony Financial	4,478	160,671
Diversified Financial Services - 0.4%
Voya Financial, Inc.	804	45,161
Insurance - 2.5%
Amerisafe, Inc.	1,270	82,626
Primerica, Inc.	326	39,997
Principal Financial Group, Inc.	892	51,772
Progressive Corp.	1,422	115,154
		289,549

TOTAL FINANCIALS		1,696,255

HEALTH CARE - 11.1%
Biotechnology - 0.8%
Vertex Pharmaceuticals, Inc. (a)	512	85,309
Health Care Equipment & Supplies - 3.5%
Becton, Dickinson & Co.	126	31,853
Hologic, Inc. (a)	2,668	136,735
Insulet Corp. (a)	300	36,882
Medtronic PLC	1,031	105,100
Stryker Corp.	431	90,415
		400,985
Health Care Providers & Services - 4.5%
AMN Healthcare Services, Inc. (a)	1,162	62,028
Anthem, Inc.	899	264,854
CVS Health Corp.	1,280	71,514
Premier, Inc. (a)	2,807	108,771
		507,167
Pharmaceuticals - 2.3%
AstraZeneca PLC sponsored ADR	3,453	149,895
GlaxoSmithKline PLC	5,354	110,726
		260,621

TOTAL HEALTH CARE		1,254,082

INDUSTRIALS - 8.6%
Aerospace & Defense - 2.2%
Lockheed Martin Corp.	345	124,949
Northrop Grumman Corp.	360	124,405
		249,354
Commercial Services & Supplies - 2.9%
Stericycle, Inc. (a)	1,278	58,737
Tomra Systems ASA	2,906	85,899
Waste Connection, Inc. (United States)	894	81,104
Waste Management, Inc.	923	107,991
		333,731
Electrical Equipment - 2.3%
Sensata Technologies, Inc. PLC (a)	2,185	103,635
Sunrun, Inc. (a)	7,979	152,000
		255,635
Machinery - 1.2%
Federal Signal Corp.	4,170	129,896
Road & Rail - 0.0%
Trainline PLC (b)	700	3,643

TOTAL INDUSTRIALS		972,259

INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 2.8%
Arista Networks, Inc. (a)	665	181,844
Cisco Systems, Inc.	2,569	142,323
		324,167
Electronic Equipment & Components - 0.3%
CDW Corp.	282	33,321
IT Services - 10.8%
Accenture PLC Class A	1,230	236,873
Automatic Data Processing, Inc.	260	43,295
Capgemini SA	1,071	136,640
GoDaddy, Inc. (a)	1,062	77,930
IBM Corp.	492	72,934
Leidos Holdings, Inc.	1,034	84,891
MasterCard, Inc. Class A	627	170,713
PayPal Holdings, Inc. (a)	1,006	111,062
Visa, Inc. Class A	716	127,448
WEX, Inc. (a)	742	161,808
		1,223,594
Semiconductors & Semiconductor Equipment - 1.0%
Advanced Micro Devices, Inc. (a)	449	13,672
Marvell Technology Group Ltd.	622	16,334
NVIDIA Corp.	477	80,479
		110,485
Software - 7.0%
Adobe, Inc. (a)	445	132,993
HubSpot, Inc. (a)	230	41,106
Intuit, Inc.	636	176,369
Microsoft Corp.	2,188	298,153
Salesforce.com, Inc. (a)	981	151,565
		800,186
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	682	145,293

TOTAL INFORMATION TECHNOLOGY		2,637,046

MATERIALS - 1.5%
Construction Materials - 0.1%
nVent Electric PLC	527	13,064
Metals & Mining - 1.4%
Commercial Metals Co.	3,470	60,760
Newmont Goldcorp Corp.	2,492	91,008
		151,768

TOTAL MATERIALS		164,832

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Equity Lifestyle Properties, Inc.	1,376	170,968
Store Capital Corp.	4,721	161,505
Ventas, Inc.	789	53,092
		385,565
UTILITIES - 4.1%
Electric Utilities - 2.0%
Hawaiian Electric Industries, Inc.	1,019	45,651
ORSTED A/S (b)	2,066	188,720
		234,371
Multi-Utilities - 0.9%
CMS Energy Corp.	1,694	98,625
Water Utilities - 1.2%
American Water Works Co., Inc.	1,199	137,621

TOTAL UTILITIES		470,617

TOTAL COMMON STOCKS
(Cost $10,331,086)		10,732,664

Money Market Funds - 7.9%
Fidelity Cash Central Fund 2.43% (c)
(Cost $894,043)	893,864	894,043
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $11,225,129)		11,626,707
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(276,374)
NET ASSETS - 100%		$11,350,333

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $192,363 or 1.7% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,368
Total	$2,368

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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